Consolidated statements of changes in equity - EUR (€) € in Millions		Total	Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share-based payments	Other comprehensive income	Attributable to non-controlling interests
Beginning balance at Dec. 31, 2024		€ 77,857	€ 77,507	€ 2,526	€ 0	€ (840)	€ 68,185	€ 5,260	€ 2,376	€ 350
Other comprehensive income for the period		(4,774)	(4,736)				243		(4,979)	(38)
Net income for the period		5,837	5,812				5,812			25
Comprehensive income		1,063	1,076				6,055		(4,979)	(13)
Dividend paid out of earnings		(4,772)	(4,772)				(4,772)
Payment of dividends to non-controlling interests		(32)								(32)
Share repurchase program	[1]	(3,988)	(3,988)			(3,988)
Reduction in share capital		0	0	(74)		3,868	(3,794)
Tax on share cancellations	[2]	(15)	(15)			(15)
Share-based payment plans:
Exercise of stock options		15	15	1	14
Issuance of restricted shares and vesting of existing restricted shares		0	0	3	(3)
Value of services obtained from employees		177	177					177
Tax effects of share-based payments		(7)	(7)					(7)
Other changes arising from issuance of restricted shares	[3]	15	15				15
Other changes in non-controlling interests	[4]	(34)								(34)
Ending balance at Jun. 30, 2025		€ 70,279	70,008	2,456	11	(975)	65,689	5,430	(2,603)	271
Share-based payment plans:
Dividend paid per share (in euros per share)		€ 3.92
Other comprehensive income for the period		€ 84	89				(71)		160	(5)
Net income for the period		2,014	2,001				2,001			13
Comprehensive income		2,098	2,090				1,930		160	8
Payment of dividends to non-controlling interests		(12)								(12)
Share repurchase program	[1]	(1,027)	(1,027)			(1,027)
Reduction in share capital		0	0	(22)	(170)	934	(742)
Tax on share cancellations	[2]	(4)	(4)			(4)
Exercise of stock options		0
Issuance of restricted shares and vesting of existing restricted shares		0
Employee share ownership plan		165	165	5	160
Value of services obtained from employees		142	142					142
Tax effects of share-based payments		0
Other changes in non-controlling interests	[4]	68								68
Ending balance at Dec. 31, 2025		71,710	71,376	2,439	1	(1,072)	66,877	5,572	(2,441)	334
Other comprehensive income for the period		1,617	1,605				290		1,315	12
Net income for the period		1,997	1,957				1,957			40
Comprehensive income		3,614	3,562				2,247		1,315	52
Dividend paid out of earnings		(4,923)	(4,923)				(4,923)
Payment of dividends to non-controlling interests		(26)								(26)
Share repurchase program	[1]	(1,003)	(1,003)			(1,003)
Reduction in share capital	[1]	0	0	(15)		596	(581)
Tax on share cancellations	[2]	(3)	(3)			(3)
Share-based payment plans:
Exercise of stock options		3	3		3
Issuance of restricted shares and vesting of existing restricted shares	[1]	0	0	4	(4)	102	(102)
Value of services obtained from employees		184	184					184
Tax effects of share-based payments		1	1					1
Other changes arising from issuance of restricted shares	[3]	10	10				10
Ending balance at Jun. 30, 2026		€ 69,567	€ 69,207	€ 2,428	€ 0	€ (1,380)	€ 63,528	€ 5,757	€ (1,126)	€ 360
Share-based payment plans:
Dividend paid per share (in euros per share)		€ 4.12

[1]	See Note B.8.2 and B.8.3. (for amounts relating to 2025, see Note D.15.4. to the consolidated financial statements for the year ended December 31, 2025).
[2]	Reflects new regulations implemented on the taxation of share cancellations in Article 95 of the French Finance Bill for 2025.
[3]	This line comprises the impact of the issuance of restricted shares to former employees of Opella subsequent to the date on which Sanofi lost control of Opella.
[4]	This line mainly comprises changes in non-controlling interests arising from divestments and acquisitions.